Other Comprehensive Income (Loss) (Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign currency translation adjustments, Before-tax amount
Amount arising during the year, Before-tax amount	¥ (32,396)	¥ (93,955)	¥ 47,825
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(154)		(39)
Net change during the year, Before-tax amount	(32,550)	(93,955)	47,786
Net unrealized gains and losses on securities, Before-tax amount:
Amount arising during the year, Before-tax amount			5,100
Reclassification adjustments for gains and losses realized in net income, Before-tax amount		(178)	(18,472)
Net change during the year, Before-tax amount		(178)	(13,372)
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	(2,180)	(586)	(2,080)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	661	1,341	5,772
Net change during the year, Before-tax amount	(1,519)	755	3,692
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	(9,916)	(51,789)	20,991
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	9,953	3,853	7,005
Net change during the year, Before-tax amount	37	(47,936)	27,996
Other Comprehensive Income (Loss), Before-tax amount	(34,032)	(141,314)	66,102
Foreign currency translation adjustments, Tax (expense) or benefit
Amount arising during the year, Tax (expense) or benefit	393	809	(708)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit			12
Net change during the year, Tax (expense) or benefit	393	809	(696)
Net unrealized gains and losses on securities, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit			(1,717)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit		37	5,727
Net change during the year, Tax (expense) or benefit		37	4,010
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	453	125	628
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(2)	(392)	(1,732)
Net change during the year, Tax (expense) or benefit	451	(267)	(1,104)
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(1,144)	18,065	(4,957)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(2,523)	(699)	(1,832)
Net change during the year, Tax (expense) or benefit	(3,667)	17,366	(6,789)
Other comprehensive income (loss), Tax (expense) or benefit	(2,823)	17,945	(4,579)
Foreign currency translation adjustments, Net-of-tax amount
Amount arising during the year, Net-of-tax amount	(32,003)	(93,146)	47,117
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	(154)		(27)
Net change during the year, Net-of-tax amount	(32,157)	(93,146)	47,090
Net unrealized gains and losses on securities, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount			3,383
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount		(141)	(12,745)
Net change during the year, Net-of-tax amount		(141)	(9,362)
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(1,727)	(461)	(1,452)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	659	949	4,040
Net change during the year, Net-of-tax amount	(1,068)	488	2,588
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(11,060)	(33,724)	16,034
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	7,430	3,154	5,173
Net change during the year, Net-of-tax amount	(3,630)	(30,570)	21,207
Other comprehensive income (loss), Net-of-tax amount	¥ (36,855)	¥ (123,369)	¥ 61,523